UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2021-NQM1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Lori Samuels, 212-207-6422
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, llc

Date: March 25, 2021	By:	/s/ Lori Samuels
	Name:	Lori Samuels
	Title:	Vice President and Assistant Secretary

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Narrative
99.2	Clayton Conditions Summary Report
99.3	Clayton Conditions Detail Report
99.4	Clayton Loan Grades Report
99.5	Clayton Loan Level Tape Compare Report
99.6	Clayton Non-ATR QM Report
99.7	Clayton Rating Agency ATR QM Report
99.8	Clayton Valuations Summary Report
99.9	Clayton Waived Conditions Summary Report
99.10	Digital Risk, LLC (“Digital Risk”) Narrative
99.11	Digital Risk Valuation Breakdown Report
99.12	Digital Risk Valuation Securitization Report
99.13	Digital Risk Loan Summary Report
99.14	Digital Risk Summary Report
99.15	Digital Risk Data Integrity Report
99.16	Digital Risk Qualified Mortgage Status Report
99.17	Inglet Blair, LLC (“Inglet Blair”) Narrative
99.18	Inglet Blair Loan Summary Report
99.19	Inglet Blair Exception Report
99.20	Inglet Blair Final Grading Summary Report
99.21	Inglet Blair Qualified Mortgage Summary Report
99.22	Inglet Blair Data Comparison Report
99.23	Inglet Blair Valuation Report